Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	$ 2,857	$ 2,620
Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	481	977
Public Warrants [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	2,857	2,620
Public Warrants [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Public Warrants [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Private Warrants [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Private Warrants [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability
Private Warrants [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Warrant Liability	$ 481	$ 977